SUBSEQUENT EVENTS (Details)	1 Months Ended	3 Months Ended
	Jul. 23, 2020 CNY (¥) item	Jun. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Guarantee settlement amount	¥ 372,000,000
Severance charge		¥ 35,000,000
Amended agreement with Pacific Bridge | SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Number of trading days | item	30
Volume weighted average stock price percentage	78.00%
Notes 2020 and 2021 | SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Number of trading days	30
Volume weighted average stock price percentage	78.00%
Number of shares issued upon conversion	136,279,973
Loan recognized as a result of payment under the guarantee
SUBSEQUENT EVENTS
Amount of assets pledged			¥ 433,900,000
Supplemental agreement with Webank | SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Guarantee settlement amount	¥ 372,000,000
Supplemental agreement with Webank | SUBSEQUENT EVENTS | Maximum
SUBSEQUENT EVENTS
Guarantee settlement amount	¥ 84,000,000